SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
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                                    FORM N-Q
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                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-2815

                                COPLEY FUND, INC.
               (Exact name of registrant as specified in charter)
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                                245 Sunrise Ave.
                              Palm Beach, FL 33480
               (Address of principal executive offices) (Zip code)

                            Irving Levine, President
                                245 Sunrise Ave.
                              Palm Beach, FL 33480
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-561-665-8050

                      DATE OF FISCAL YEAR END: FEBRUARY 28

                     DATE OF REPORTING PERIOD: May 31, 2007

Copley Fund, Inc.
Schedule of Investments (Unaudited)
May 31, 2007
                                                   Shares          Market Value
-------------------------------------------------------------------------------
COMMON STOCKS - 97.14%
BANKING - 8.71%
Bank of America Corp.                              35,000           $ 1,774,850
J.P. Morgan Chase & Co.                            42,000             2,176,860
KeyCorp.                                           25,000               890,250
National City Corp.                                25,000               864,750
PNC Financial Services Group                       35,000             2,583,000
                                                                    -----------
                                                                      8,289,710
                                                                    -----------
DIVERSIFIED UTILITY COMPANIES - 11.10%
Alliant Energy Corp.                               20,000               864,000
Dominion Resources, Inc.                           30,000             2,657,700
FPL Group                                         110,000             7,032,300
                                                                    -----------
                                                                     10,554,000
                                                                    -----------
DRUG COMPANIES - 3.19%
Bristol Myers Squibb Co.                          100,000             3,031,000
                                                                    -----------

ELECTRIC & GAS - 13.96%
American Electric Power                            35,000             1,667,050
First Energy Corp.                                 40,000             2,769,200
Great Plains Energy, Inc.                          40,000             1,244,800
Progress Energy, Inc.                              40,000             2,003,600
Public Service Enterprise Group                    15,000             1,334,100
Scana, Corp.                                       50,000             2,119,500
Sempra Energy, Inc.                                35,000             2,146,200
                                                                    -----------
                                                                     13,284,450
                                                                    -----------
ELECTRIC POWER COMPANIES - 17.68%
Ameren Corp.                                       30,000             1,592,100
DTE Energy Co.                                     55,000             2,908,400
Duke Energy Corp.                                  54,600             1,066,884
Exelon Corp.                                       23,200             1,809,600
Integrys Energy Group, Inc.                        33,000             1,844,700
Nstar Corp.                                        50,000             1,741,500
PP&L Corp.                                        100,000             4,596,000
Southern Co.                                       35,000             1,260,350
                                                                    -----------
                                                                     16,819,534
                                                                    -----------
GAS UTILITES & SUPPLIES - 9.19%
Delta Natural Gas Co.                              20,000               511,000
Energy East Corp.                                  40,000               966,800
Keyspan Energy Corp.                               45,000             1,875,150
New Jersey Resources Corp.                         37,500             2,054,250
Northwest Natural Gas Co.                          40,000             1,993,200
WGL Holdings, Inc.                                 38,000             1,339,120
                                                                    -----------
                                                                      8,739,520
                                                                    -----------
HEALTH CARE PRODUCTS - 0.51%
Zimmer Holdings, Inc.*                              5,500               484,330
                                                                    -----------

INSURANCE - 2.47%
Arthur J. Gallagher & Co.                          80,000             2,352,000
                                                                    -----------

OILS - 19.22%
BP Amoco PLC                                       25,500             1,708,755
Chevron Texaco Corp.                               46,200             3,764,838
Exxon-Mobil Corp.                                 106,086             8,823,172
Sunoco, Inc.                                       50,000             3,985,500
                                                                    -----------
                                                                     18,282,265
                                                                    -----------
PIPELINES - 0.76%
Spectra Energy Corp.                               27,300               726,999
                                                                    -----------

PUBLISHING - 0.56%
Idearc, Inc.*                                      15,000               528,750
                                                                    -----------

RETAIL - 1.00%
Wal-Mart Stores, Inc.                              20,000               952,000
                                                                    -----------

TELEPHONE - 8.79%
AT&T, Inc.                                         93,555             3,867,564
Citizens Communications Co.                        25,000               396,250
Verizon Communications, Inc.                       94,232             4,101,919
                                                                    -----------
                                                                      8,365,733
                                                                    -----------

TOTAL VALUE OF INVESTMENTS
  (COST $30,762,687)- 97.14%                                         92,410,291

EXCESS OF CASH & OTHER ASSETS
  OVER LIABILITES- 2.86%                                              2,718,929
                                                                    -----------
NET ASSETS- 100.00%                                                 $95,129,220
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*     Non-Income producing security.

Federal Tax Information: At May 31, 2007, the net unrealized appreciation based on cost for Federal income tax purposes of $30,762,687 was as follows:

Aggregate gross unrealized appreciation for all investments
   for which there was an excess of value over cost                 $61,712,154
Aggregate gross unrealized depreciation for all investments
   for which there was an excess of cost over value                     (64,550)
                                                                    -----------
Net unrealized appreciation                                         $61,647,604
                                                                    -----------


ITEM 2. CONTROLS AND PROCEDURES.

      (a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

      (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a) A separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       Copley Fund, Inc.


By (Signature and Title)           /s/ Irving Levine




                                   __________________________
                                   Name:  Irving Levine
                                   Title: President (Chief
                                   Executive Officer and Chief
                                   Financial Officer)

Date: July 27, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)           /s/ Irving Levine



                                   __________________________
                                   Name:  Irving Levine
                                   Title: President (Chief
                                   Executive Officer and Chief
                                   Financial Officer)

Date: July 27, 2007